Note 16 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
16.	COMMITMENTS AND CONTINGENCIES

In April 2007, the Company entered into a five year term capital lease arrangement to finance €218 in lab equipment purchases. The borrowing was payable in equal monthly installments of €4 over a period of 60 months. The arrangement was classified as a capital lease and expired in March 2012.

In April 2007, the Company entered into a five year term capital lease arrangement to finance €110 in laboratory equipment purchases. The borrowing was payable in equal monthly installments of €2 over a period of 60 months. The arrangement was classified as a capital lease and expired in March 2012.

Future non-cancellable minimum lease payments under operating leases as of December 31, 2012 are:

Operating Leases
2013	€349
2014	222
2015	185
2016	185
2017	185
Total	€1,126

As of December 31, 2012, we had €7,060 in future payables under outstanding contracts. Most of these contracts are on a cost plus or actual cost basis.